Basis of Presentation (Tables)	12 Months Ended
Dec. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The Company establishes an allowance for doubtful accounts based upon the credit risk of specific customers, historical trends, and other information. Activity and balances related to the Company’s allowance for doubtful accounts is as follows:

Allowance for doubtful accounts
Balance at December 26, 2014	$385
Charges to costs and expenses	(6)
Write-offs	(256)

Balance at December 25, 2015	123
Charges to costs and expenses	71

Balance at December 30, 2016	$194

Property Plant And Equipment Estimated Useful Lives

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Estimated useful lives of PP&E
Machinery	5-10 years
Leasehold improvements	Lesser of 15 years of lease term
Computer software, hardware, and equipment	3-5 years
Office furniture, fixtures, and equipment	5-7 years
Vehicles	5 years

Schedule of Finite Lived Intangible Assets Useful Lives

The Company accounts for its intangible assets that have a definite life and are amortized on a basis consistent with their expected cash flows over the following estimated useful lives:

Estimated useful lives of intangibles
Trademarks	10 years
Customer relationships	10 years
Developed technology	7 years